Income Taxes (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Income (loss) from operations before income taxes | ¥		¥ (35,945)		¥ 61,419		¥ 71,878
PRC income tax statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate | ¥		¥ (8,986)		¥ 15,355		¥ 17,970
Preferential tax treatments | ¥		4,633		(6,606)		(8,937)
Super deduction of qualified R&D expenditures | ¥		447		(857)		(772)
Expenses not deductible for tax purposes | ¥		391		388
Uncertain tax provision | ¥				600
Tax expenses not deductible for book purposes | ¥		(727)
Others | ¥		(312)		(413)
Valuation allowances | ¥		2,160		(929)
Income tax expense (benefit) | ¥		¥ (2,394)		¥ 9,396		¥ 8,261
US$ [Member]
Income (loss) from operations before income taxes | $	$ (5,088)
PRC income tax statutory rate	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate | $	$ (1,272)
Preferential tax treatments | $	656
Super deduction of qualified R&D expenditures | $	63
Expenses not deductible for tax purposes | $	55
Uncertain tax provision | $			$ 40
Tax expenses not deductible for book purposes | $	(103)
Others | $	(44)
Valuation allowances | $	306
Income tax expense (benefit) | $	$ (339)